Net Investment In Subleases	12 Months Ended
Dec. 31, 2024
Disclosure Of Net Investment In Subleases [Abstract]
Disclosure of Net Investment in Subleases Explanatory
16.
Net investment in subleases

	December 31, 2024	December 31, 2023
Balance, beginning of year	21,366	23,319
Additions	716	832
Finance income	763	857
Rents recovered (payments made directly to landlords)	(3,558)	(4,004)
Dispositions and remeasurements	(1,101)	362
Balance, end of year	18,186	21,366

Current portion	2,832	2,970
Long-term	15,354	18,396

Net investment in subleases represent leased retail stores that have been subleased to certain franchise partners. These subleases are classified as a finance lease as the sublease terms are for the remaining term of the head lease.